Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plan [Abstract]
Profit Sharing and Retirement Savings Plan, plan expense	$ 307.9	$ 169.4	$ 129.0
Unfunded obligation	25.5	25.1
Benefit (expense) associated with early retiree medical plan	$ 2.1	$ 2.2	$ 0.6
Discount rate used to calculate benefit obligation	4.24%	3.60%	4.20%
Health care cost trend rate	6.30%	6.60%	6.80%
Projected ultimate future health care cost trend rate	4.50%
Year that trend rate is projected to reach ultimate rate	2037